American Century Variable Portfolios, Inc.

PROSPECTUS SUPPLEMENT

VP ULTRA FUND

Supplement dated August 16, 2007 * Prospectus dated May 1, 2007

THE FOLLOWING REPLACES THE SECTION THE FUND MANAGEMENT TEAM ON PAGE 9.

THE FUND MANAGEMENT TEAM

The advisor uses teams of portfolio managers and analysts to manage funds. The teams meet regularly to review portfolio holdings and discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.

The portfolio managers on the investment team who are jointly and primarily responsible for the day-to-day management of the fund are identified below.

STEVE LURITO

Mr. Lurito, Senior Vice President and Chief Investment Officer, U.S. Growth
Equity, has been a member of the team that manages the fund since August 2007.
He joined American Century in July 2007. From April 2006 to June 2007, he was
the chief investment officer at MUUS Asset Management. From March 2004 to
January 2006, he was the director of small cap research, senior portfolio manager and managing director at Forstmann Leff Associates. From January 2002 to
December 2003, he was president at Arlington Capital Management. He has a bachelor's degree from University of Virginia in Charlottesville and an MBA from
Wharton School of Business, University of Pennsylvania.

TOM TELFORD

Mr. Telford, Vice President and Portfolio Manager, has been a member of the team that manages the fund since June 2006. He joined American Century in July 1996 and became a portfolio manager in February 2000. He has a bachelor's degree in business administration from Southern Methodist University and an MBA from
Wharton School of Business, University of Pennsylvania. He is a CFA
charterholder.

The statement of additional information provides additional information about the other accounts managed by the portfolio managers, if any, the structure of their compensation, and their ownership of fund securities.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56414 0708

American Century Variable Portfolios, Inc.

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

VP BALANCED FUND * VP CAPITAL APPRECIATION FUND * VP GLOBAL GROWTH FUND * VP
GROWTH FUND * VP INCOME & GROWTH FUND * VP INTERNATIONAL FUND * VP LARGE COMPANY
VALUE FUND * VP MID CAP VALUE FUND * VP ULTRA® FUND * VP VALUE FUND * VP
VISTA(SM) FUND

Supplement dated August 16, 2007 * Statement of Additional Information dated
May 1, 2007

THE FOLLOWING REPLACES THE OTHER ACCOUNTS MANAGED ENTRY FOR VP ULTRA ON PAGE 52.

OTHER ACCOUNTS MANAGED (AS OF DECEMBER 31, 2006)
                                                                               OTHER ACCOUNTS (E.G.,
                             REGISTERED INVESTMENT   OTHER POOLED              SEPARATE ACCOUNTS
                             COMPANIES (E.G., OTHER  INVESTMENT VEHICLES       AND CORPORATE
                             AMERICAN CENTURY FUNDS  (E.G., COMMINGLED         ACCOUNTS INCLUDING
                             AND AMERICAN CENTURY -  TRUSTS AND 529            INCUBATION STRATEGIES
                             SUBADVISED FUNDS)       EDUCATION SAVINGS PLANS)  AND CORPORATE MONEY)
----------------------------------------------------------------------------------------------------
VP Ultra
----------------------------------------------------------------------------------------------------
Steve      Number of Other   2                       0                         0
Lurito(1)  Accounts Managed
----------------------------------------------------------------------------------------------------
           Assets in Other   $11,552,861,930         N/A                       N/A
           Accounts Managed
----------------------------------------------------------------------------------------------------
Tom        Number of Other   3                       0                         0
Telford    Accounts Managed
----------------------------------------------------------------------------------------------------
           Assets in Other   $15,484,696,523         N/A                       N/A
           Accounts Managed
----------------------------------------------------------------------------------------------------

(1)  MR. LURITO BECAME A PORTFOLIO MANAGER FOR THE FUND ON AUGUST 6, 2007.
     INFORMATION IS PROVIDED AS OF AUGUST 10, 2007.

THE FOLLOWING REPLACES THE OWNERSHIP OF SECURITIES SECTION PAGE 55.

As of December 31, 2006, the funds' most recent year end, none of the portfolio managers beneficially owned shares of the fund they manage. As of February 13,
2007, none of the portfolio managers of VP Capital Appreciation and VP Vista beneficially owned shares of the fund they manage. As of August 10, 2007, portfolio manager Steve Lurito did not beneficially own shares of VP Ultra.
American Century has adopted a policy that, with limited exceptions, requires its portfolio managers to maintain investments in the policy portfolios they oversee. However, because these portfolio managers serve on investment teams that oversee a number of funds in the same broad investment category, the portfolio manager is not required to invest in each such fund.

American Century Investment Services, Inc., Distributor

©2007 American Century Proprietary Holdings, Inc. All rights reserved.
The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Proprietary Holdings, Inc.

SH-SPL-56415 0708